UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8194

FINANCIAL INVESTORS TRUST
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Erin Douglas Financial Investors Trust 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2007

Item 1 – Schedule of Investments.

STATEMENT OF INVESTMENTS

U.S. TREASURY MONEY MARKET FUND

January 31, 2007 (Unaudited)

Face Value	U.S. TREASURY OBLIGATIONS 39.57%	Value
	U.S. Treasury Bill
$8,000,000	4.25%, 2/1/07 DN	$8,000,000
5,000,000	4.70%, 2/8/07 DN	4,995,431

TOTAL U.S. TREASURY OBLIGATIONS		12,995,431
(Cost $12,995,431)

	REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 60.86%		Collateral Value
	Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.22%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal National Mortgage Association Note, 6.50% due 1/1/37 with a repurchase amount of $1,200,174	1,200,000	$1,224,000

	Agreement with Bank of America and Bank of New York (Tri-party), 5.20%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Bill, due 3/29/07 with a repurchase amount of $1,200,173	1,200,000	1,224,276

	Agreement with Bear Stearns Companies, Inc., 5.22%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Inflation Index Bond, 3.88% due 4/15/29 with a repurchase amount of $1,200,174	1,200,000	1,237,147

	Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.22%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Bond, 6.88% due 8/15/25 with a repurchase amount of $1,200,174	1,200,000	1,224,231

	Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 5.21%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Note, 4.13% due 5/15/15 with a repurchase amount of $1,200,174	1,200,000	1,226,284

	Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.22%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Note, 4.63% due 11/15/16 with a repurchase amount of $5,000,725	5,000,000	5,100,909

	Agreement with Fortis Financial Services and Bank of New York (Tri-party), 5.22%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Bond, 8.88% due 2/15/19 with a repurchase amount of $1,200,174	1,200,000	1,225,343

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.22%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Strips, due 8/15/14 with a repurchase amount of $1,200,174		1,200,000	1,227,116

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 5.17%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Note, 4.25% due 8/15/13 with a repurchase amount of $2,987,429		2,987,000	3,050,827

Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-party), 5.21%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Principal Strip, 7.50% due 11/15/16 with a repurchase agreement amount of $1,200,174		1,200,000	1,226,848

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.22%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Bill, due 2/8/07 with a repurchase amount of $1,200,174		1,200,000	1,598,336

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 5.18%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Note, 3.13%, due 5/15/07 with a repurchase amount of $1,200,173		1,200,000	1,224,207

TOTAL REPURCHASE AGREEMENTS		19,987,000	20,789,524
(Cost $19,987,000)

TOTAL INVESTMENTS	100.43%	$32,982,431
(Cost $32,982,431)
Liabilities in Excess of Other Assets	-0.43%	(141,954)
NET ASSETS	100.00%	$32,840,477

DN - Discount Notes

Income Tax Information:
Total cost for federal income tax purposes - $32,982,431

See Notes to Statements of Investments.

STATEMENT OF INVESTMENTS

PRIME MONEY MARKET FUND

January 31, 2007 (Unaudited)

Due Date	CERTIFICATES OF DEPOSIT 3.57%	Principal Amount	Value
Barclays Bank PLC
2/5/07	5.28%*	$1,500,000	$1,499,893

Calyon Bank
2/2/07	5.27%*	1,500,000	1,499,806

TOTAL CERTIFICATES OF DEPOSIT			2,999,699
(Cost $2,999,699)

	COMMERCIAL PAPER 28.62%
Barton Capital Corp.
2/1/07	5.27%	2,000,000	2,000,000

Beethoven Funding
3/20/07	5.28%	3,372,000	3,348,756

CBA (DE) Finance
2/28/07	5.25%	2,000,000	1,992,125

Cobbler Fund LLC
4/25/07	5.25%	3,000,000	2,963,687

Giro Balanced
2/20/07	5.28%	1,800,000	1,794,984

National Australia Funding
3/1/07	5.24%	2,000,000	1,991,857

Newport Funding
2/5/07	5.32%	2,000,000	1,998,818

Polonius Inc.
4/25/07	5.26%	3,000,000	2,963,618

Rabobank
2/1/07	5.26%	2,000,000	2,000,000

Versailles
2/20/07	5.28%	3,000,000	2,991,640

TOTAL COMMERCIAL PAPER			24,045,485
(Cost $24,045,485)

	CORPORATE NOTES 3.57%
American Express Bank
2/12/07	5.29%*	3,000,000	2,999,850

TOTAL CORPORATE NOTES			2,999,850
(Cost $2,999,850)

	U.S. GOVERNMENT & AGENCY OBLIGATIONS 11.91%
Federal National Mortgage Association
2/1/07	5.00% DN	10,000,000	10,000,000

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS			10,000,000
(Cost $10,000,000)

REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 52.71%		Collateral Value
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal National Mortgage Association Note, 6.50% due 1/1/37 with a repurchase amount of $11,001,607	11,000,000	$11,220,001

Agreement with Bank of America and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal National Mortgage Association Note, 5.38% due 1/12/09 with a repurchase amount of $2,200,321	2,200,000	2,244,756

Agreement with Barclays and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Farm Credit Bank Bond, 5.24% * due 2/22/07 with a repurchase amount of $2,200,321	2,200,000	2,244,803

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 6.88% due 9/15/10 with a repurchase amount of $2,200,321	2,200,000	2,244,312

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Home Loan Bank Bond, 5.38% due 5/18/16 with a repurchase amount of $2,200,321	2,200,000	2,247,202

Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal National Mortgage Association Note, 3.25% due 1/15/08 with a repurchase amount of $2,200,321	2,200,000	2,244,474

Agreement with Goldman Sachs and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Home Loan Bank Bond, 6.60% due 5/24/21 with a repurchase amount of $2,200,321	2,200,000	2,230,000

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 6.25-6.75% due 9/15/29-7/15/32 and Federal National Mortgage Association Notes, 6.63-7.25% due 1/15/30-11/15/30 with a repurchase amount of $2,200,321		2,200,000	2,249,927

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-Party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal National Mortgage Association Note, 3.25% due 2/15/09 with a repurchase amount of $11,284,649		11,283,000	11,510,121

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 5.20% due 3/5/19 with a repurchase amount of $2,200,321		2,200,000	2,269,453

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Note, 3.13% due 5/15/07 with a repurchase amount of $2,200,321		2,200,000	2,244,213

Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 4.38% due 11/16/07 with a repurchase amount of $2,200,321		2,200,000	2,245,820

TOTAL REPURCHASE AGREEMENTS
(Cost $44,283,000)		44,283,000	45,195,082

TOTAL INVESTMENTS	100.38%	$84,328,034
(Cost $84,328,034)
Liabilities in Excess of Other Assets	-0.38%	(315,611)
NET ASSETS	100.00%	$84,012,423

*Floating rate security - rate disclosed as of January 31, 2007. Maturity date represents the next interest rate reset date.
DN - Discount Note

Income Tax Information:
Total cost for federal income tax purposes: $84,328,034

See Notes to Statements of Investments.

STATEMENT OF INVESTMENTS

AMERICAN FREEDOM U.S. GOVERNMENT MONEY MARKET FUND

January 31, 2007 (Unaudited)

Face Value	U.S. GOVERNMENT & AGENCY OBLIGATIONS 39.16%	Value
	Federal Home Loan Bank
$50,000,000	5.00%, 2/1/07 DN	$50,000,000

	Federal Home Loan Mortgage Corporation
50,000,000	4.95%, 2/1/07 DN	50,000,000

	Federal National Mortgage Association
30,000,000	5.00%, 2/1/07 DN	30,000,000
20,000,000	5.41%, 12/28/07	20,000,000

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS		150,000,000
(Cost $150,000,000)

REPURCHASE AGREEMENTS COLLATERALIZED BY U.S. GOVERNMENT OBLIGATIONS 61.23%		Collateral Value
Agreement with ABN AMRO Bank and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Home Loan Mortgage Corp. Notes, 5.00-5.50% due 12/1/19-12/1/35 and Federal National Mortgage Association Note, 5.50% due 2/1/35 with a repurchase amount of $70,010,228	70,000,000	$71,400,000

Agreement with Bank of America and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Farm Credit Bank Bond, 5.80% due 3/5/08 and Federal Home Loan Mortgage Corp. Note, 5.30% due 5/12/20 with a repurchase amount of $12,001,753	12,000,000	12,240,781

Agreement with Barclays and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal National Mortgage Association DN, due 5/1/07 with a repurchase amount of $12,001,753	12,000,000	12,240,293

Agreement with BNP Paribas Securities Corp. and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Home Loan Bank Bond, 3.88% due 6/8/07 with a repurchase amount of $12,001,753	12,000,000	12,243,624

Agreement with Credit Suisse First Boston and J.P. Morgan Chase & Co. (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Home Loan Bank Bond, 5.38% due 5/18/16 with a repurchase amount of $12,001,753	12,000,000	12,241,607

Agreement with Deutsche Bank and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Farm Credit Bank DN, due 5/3/07, Federal Home Loan Bank Bond, 3.75% due 8/18/09 and Federal National Mortgage Association Note, 4.13% due 5/15/10 with a repurchase amount of $12,001,753	12,000,000	12,240,485

Agreement with Goldman Sachs and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal National Mortgage Association Note, 5.15% due 11/21/07 with a repurchase amount of $12,001,753	12,000,000	12,240,341

Agreement with HSBC Bank and J.P. Morgan Chase & Co. (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Fair Issac Credit Organization Note, 9.40% due 2/8/18 and Federal Home Loan Mortgage Corp. Notes, 3.75-5.00% due 7/13/07-10/15/08 with a repurchase amount of $12,001,753	12,000,000	12,246,040

Agreement with Lehman Brothers, Inc. and J.P. Morgan Chase & Co. (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Home Loan Bank Bond, 4.38% due 9/17/10 and Federal National Mortgage Association Notes, 3.25% due 11/15/07-2/15/09 with a repurchase amount of $44,575,512	44,569,000	45,461,298

Agreement with Morgan Stanley & Co., Inc. and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Farm Credit Bank Bond, 5.75% due 5/11/26 with a repurchase amount of $12,001,753	12,000,000	12,240,236

Agreement with Smith Barney Citigroup and Bank of New York (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by U.S. Treasury Note, 3.63% due 5/15/13 with a repurchase amount of $12,001,753	12,000,000	12,240,584

	Agreement with UBS Warburg and J.P. Morgan Chase & Co. (Tri-party), 5.26%, dated 1/31/07 and maturing 2/1/07, collateralized by Federal Home Loan Mortgage Corp. Note, 4.38% due 11/16/07 with a repurchase amount of $12,001,753	12,000,000	12,243,990

TOTAL REPURCHASE AGREEMENTS		234,569,000	239,279,279
(Cost $234,569,000)

TOTAL INVESTMENTS	100.39%	$384,569,000
(Cost $384,569,000)
Liabilities in Excess of Other Assets	-0.39%	(1,485,124)
NET ASSETS	100.00%	$383,083,876

DN - Discount Note

Income Tax Information:
Total cost for federal income tax purposes - $384,569,000

See Notes to Statements of Investments.

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation:  Each of the Money Market Funds values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Fund must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Interest income is accrued and recorded as earned.

Repurchase Agreements:  In some cases, the Funds’ custodian takes possession of the collateral pledged for investments in repurchase agreements, unless it is a tri-party repurchase agreement. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least equal to the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	March 29, 2007

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	March 29, 2007